PATENT ACQUISITION (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	May 19, 2021	Mar. 31, 2018	Mar. 31, 2023	Mar. 31, 2022
Partnership percentage		100%
Amortization expenses			$ 390,000	$ 341,500
Patents Purchase Agreement [Member] | F&T Water Solutions LLC [Member]
Patent purchase price	$ 2,000,000
Issuance of common stock	9,900,990
Market value price per share	$ 0.505
Fair value of shares	$ 5,000,000
Cost of acquisition	7,000,000
Amortization, Year one	390,000
Amortization, Year two	390,000
Amortization, Year three	390,000
Amortization, Year four	390,000
Amortization, Year five	390,000
Finite lived intangible assets, net	$ 1,950,000
Patents Purchase Agreement [Member] | F&T Water Solutions LLC [Member]
Equity ownership, percentage	50.00%